Fair Value of Financial Instruments (Carrying Amounts and Estimated Fair Values of Recognized Financial Instruments) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
FINANCIAL ASSETS
Cash and cash equivalents, Carrying amount	$ 22,922,365	$ 32,354,580	$ 22,407,458	$ 49,911,807
Loans held for sale, Carrying amount	346,900	229,425
Net loans, Carrying amount	350,415,549	357,097,656
Mortgage servicing rights	1,181,487	1,217,931	$ 1,398,396	$ 930,760
Total Assets	608,665,109	650,199,661
FINANCIAL LIABILITIES
Deposits carrying amount, Carrying amount	518,419,342	$ 565,444,959
Other borrowings, Carrying amount	2,118,000
Junior subordinated deferrable interest debentures, Carrying amount	12,772,401	$ 12,738,549
Total liabilities	537,103,932	582,427,384
Fair Value, Inputs, Level 3 [Member]
FINANCIAL ASSETS
Mortgage servicing rights	1,181,487	1,217,931
Financial Assets [Member]
FINANCIAL ASSETS
Cash and cash equivalents, Carrying amount	22,922	32,355
Securities, including Federal Home Loan Bank stock, Carrying amount	187,759	211,291
Certificates of deposit, Carrying amount	1,992	2,490
Loans held for sale, Carrying amount	347	229
Net loans, Carrying amount	350,416	357,098
Mortgage servicing rights, Carrying amount	1,181	1,218
Total Assets	564,617	604,681
Total Assets	564,575	604,649
Financial Assets [Member] | Fair Value, Inputs, Level 1 [Member]
FINANCIAL ASSETS
Cash and cash equivalents	22,922	32,355
Financial Assets [Member] | Fair Value, Inputs, Level 2 [Member]
FINANCIAL ASSETS
Securities, including Federal Home Loan Bank stock	187,759	211,291
Certificates of deposit	1,992	2,490
Financial Assets [Member] | Fair Value, Inputs, Level 3 [Member]
FINANCIAL ASSETS
Loans held for sale	347	229
Net loans	350,374	357,066
Mortgage servicing rights	1,181	1,218
Maturity Deposits [Member]
FINANCIAL LIABILITIES
Deposits carrying amount, Carrying amount	148,486	174,929
Maturity Deposits [Member] | Fair Value, Inputs, Level 3 [Member]
FINANCIAL LIABILITIES
Deposits estimated value	147,164	174,263
Non-Maturity Deposits [Member]
FINANCIAL LIABILITIES
Deposits carrying amount, Carrying amount	369,934	390,516
Non-Maturity Deposits [Member] | Fair Value, Inputs, Level 1 [Member]
FINANCIAL LIABILITIES
Deposits estimated value	369,934	390,516
Financial Liabilities [Member]
FINANCIAL LIABILITIES
Other borrowings, Carrying amount	2,118
Junior subordinated deferrable interest debentures, Carrying amount	12,772	12,739
Total liabilities	533,310	578,184
Total liabilities	527,481	577,406
Financial Liabilities [Member] | Fair Value, Inputs, Level 3 [Member]
FINANCIAL LIABILITIES
Other borrowings	2,118
Junior subordinated deferrable interest debentures	$ 8,265	$ 12,627